|--------------------------|
                                                    |      OMB APPROVAL        |
                                                    |--------------------------|
                                                    |OMB Number: 3235-0578     |
                                                    |--------------------------|
                                                    |Expires: February 28,2006 |
                                                    |--------------------------|
                                                    |Estimated average burden  |
                                                    |hours per response: 20.0  |
                                                    |--------------------------|


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5550

                             The Alger American Fund

              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003

          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.  Schedule of Investments.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--MARCH 31, 2005


   SHARES  COMMON STOCKS--99.0%                                        VALUE
   ------                                                              -----
           AEROSPACE & DEFENSE--3.0%
    36,800 General Dynamics Corporation                             $ 3,939,440
    35,500 Lockheed Martin Corporation                                2,167,630
    46,600 United Technologies Corporation                            4,737,356
                                                                    ------------
                                                                     10,844,426
                                                                    ------------

           AIR FREIGHT & LOGISTICS--2.0%
   102,100 UTI Worldwide, Inc.                                        7,090,845
                                                                    ------------

           BIOTECHNOLOGY--6.3%
    40,700 Biogen Idec Inc.*                                          1,404,557
    80,000 Genentech, Inc.*                                           4,528,800
    68,400 Genzyme Corporation General Division*                      3,915,216
   186,400 Gilead Sciences, Inc. *                                    6,673,120
    36,800 Onyx Pharmaceuticals, Inc.*                                1,153,680
    44,450 OSI Pharmaceuticals, Inc.*                                 1,837,563
   118,300 Serologicals Corporation*                                  2,891,252
                                                                    ------------
                                                                     22,404,188
                                                                    ------------

           BUSINESS SERVICES--.6%
    38,900 MicroStrategy Incorporated*                                2,111,103
                                                                    ------------

           CAPITAL MARKETS--1.8%
    20,700 Investors Financial Services Corp.                         1,012,437
    98,000 Merrill Lynch & Co., Inc.                                  5,546,800
                                                                    ------------
                                                                      6,559,237
                                                                    ------------

           CHEMICALS--1.9%
    59,300 Huntsman Corporation*                                      1,382,876
   130,800 Lubrizol Corporation                                       5,315,712
                                                                    ------------
                                                                      6,698,588
                                                                    ------------

           COMMERCIAL BANKS--1.6%
    83,900 East West Bancorp, Inc.                                    3,097,588
    45,950 Wells Fargo & Company                                      2,747,810
                                                                    ------------
                                                                      5,845,398
                                                                    ------------

           COMMERCIAL SERVICES & SUPPLIES--1.0%
    60,200 First Marblehead Corporation (The)*                        3,463,306
                                                                    ------------

           COMMUNICATION EQUIPMENT--3.7%
   469,500 Brocade Communications Systems, Inc.*                      2,779,440
   118,400 Motorola, Inc.                                             1,772,448
   400,000 Nokia Oyj ADR#                                             6,172,000
    45,850 QUALCOMM Inc.                                              1,680,403
    12,250 Research In Motion Limited*                                  936,145
                                                                    ------------
                                                                     13,340,436
                                                                    ------------

           COMMUNICATION TECHNOLOGY--.3%
    43,100 Nextel Partners, Inc. Cl  A*                             $   946,476
                                                                    ------------

           COMPUTERS & PERIPHERALS--3.1%
   155,600 Apple Computer, Inc.*                                      6,483,852
   307,100 Memc Electronic Materials, Inc.*                           4,130,495
    13,000 PalmOne, Inc.*                                               329,940
                                                                    ------------
                                                                     10,944,287
                                                                    ------------

           COMPUTER SOFTWARE--1.2%
   196,900 Check Point Software Technologies Ltd.*                    4,280,606
                                                                    ------------

           COMPUTER TECHNOLOGY--.5%
    40,800 NAVTEQ*                                                    1,768,680
                                                                    ------------

           DIVERSIFIED FINANCIAL SERVICES--4.1%
    76,100 CapitalSource Inc.*                                        1,750,300
   169,900 Citigroup Inc.                                             7,635,306
    54,900 Lehman Brothers Holdings Inc.                              5,169,384
                                                                    ------------
                                                                     14,554,990
                                                                    ------------

           ENERGY EQUIPMENT & SERVICES--3.8%
   231,700 National-Oilwell Varco Inc.*                              10,820,390
    41,600 Schlumberger Limited                                       2,931,968
                                                                    ------------
                                                                     13,752,358
                                                                    ------------

           FINANCIAL INFORMATION SERVICES--1.6%
   205,400 Genworth Financial Inc. Cl. A                              5,652,608
                                                                    ------------

           FOOD & STAPLES RETAILING--3.5%
   191,000 CVS Corporation                                           10,050,420
    83,700 Performance Food Group Co*                                 2,316,816
                                                                    ------------
                                                                     12,367,236
                                                                    ------------

           FREIGHT & LOGISTICS--1.0%
    37,800 FedEx Corp.                                                3,551,310
                                                                    ------------

           HEALTH CARE--1.1%
    30,900 WellPoint Inc. *                                           3,873,315
                                                                    ------------

           HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
    55,300 Beckman Coulter, Inc.                                      3,674,685
    33,500 Biomet, Inc.                                               1,216,050
    44,400 Fisher Scientific International Inc.*                      2,527,248
                                                                    ------------
                                                                      7,417,983
                                                                    ------------

           HEALTH CARE PROVIDERS & SERVICES--5.1%
    91,000 AMERIGROUP Corporation*                                    3,326,960
   121,300 Caremark Rx, Inc.*                                         4,825,314
    22,800 CIGNA Corporation                                          2,036,040
    20,700 McKesson Corporation                                         781,425
    71,700 PacifiCare Health Systems, Inc.*                           4,081,164
    34,100 UnitedHealth Group Incorporated                            3,252,458
                                                                    ------------
                                                                     18,303,361
                                                                    ------------

           HOTELS, RESTAURANTS & LEISURE--2.7%
    86,100 Empire Resorts, Inc.*                                        622,503
   347,300 Hilton Hotels Corporation                                  7,762,155
    30,250 Royal Caribbean Cruises Ltd.                               1,351,873
                                                                    ------------
                                                                      9,736,531
                                                                    ------------

           HOUSEHOLD DURABLES--.7%
    54,300 Garmin Ltd.                                              $ 2,515,176
                                                                    ------------

           HOUSEHOLD PRODUCTS--1.2%
    83,000 Procter & Gamble Company                                   4,399,000
                                                                    ------------

           INDUSTRIAL CONGLOMERATES--3.4%
   158,100 General Electric Company                                   5,701,086
   191,600 Tyco International Ltd.                                    6,476,080
                                                                    ------------
                                                                     12,177,166
                                                                    ------------

           INFORMATION TECHNOLOGY  SERVICES--1.2%
    78,400 Automatic Data Processing, Inc.                            3,524,080
    32,700 Kanbay International Inc.*                                   669,042
                                                                    ------------
                                                                      4,193,122
                                                                    ------------

           INSURANCE--.8%
    80,100 St. Paul Travelers Companies, Inc. (The)                   2,942,073
                                                                    ------------

           INTERNET SOFTWARE & SERVICES--5.0%
     9,700 Google Inc. Cl A*                                          1,750,947
    50,200 Netease.com Inc. ADR*#                                     2,420,142
   101,800 VeriSign, Inc.*                                            2,921,660
   319,100 Yahoo! Inc. *                                             10,817,490
                                                                    ------------
                                                                     17,910,239
                                                                    ------------

           LEISURE & ENTERTAINMENT--2.1%
   247,400 Shanda Interactive Entertainment Ltd. *                    7,471,480
                                                                    ------------

           MACHINERY - OIL WELL EQUIPMENT & SERVICES--.5%
    76,150 Patterson-UTI Energy, Inc.                                 1,905,273
                                                                    ------------

           MEDIA--3.6%
   349,200 News Corporation Cl. A                                     5,908,464
   227,200 Time Warner Inc.*                                          3,987,360
    83,500 Viacom Inc. Cl. B                                          2,908,305
                                                                    ------------
                                                                     12,804,129
                                                                    ------------
           METALS & MINING--1.9%
    40,900 Alpha Natural Resources, Inc.*                             1,172,603
   118,000 Peabody Energy Corporation                                 5,470,480
                                                                    ------------
                                                                      6,643,083
                                                                    ------------
           OIL & GAS--1.0%
    58,300 BP PLC Sponsored ADR#                                      3,637,920
                                                                    ------------

           PERSONAL PRODUCTS--1.0%
    74,400 Gillette Company                                           3,755,712
                                                                    ------------

           PHARMACEUTICALS--9.4%
    40,900 Abbott Laboratories                                        1,906,758
    23,700 Eli Lilly and Company                                      1,234,770
   267,825 IVAX Corporation*                                          5,294,900
   118,200 Johnson & Johnson                                          7,938,312
    67,800 Novartis AG ADR#                                           3,171,684
   203,400 Pfizer Inc.                                                5,343,318
    71,800 Sanofi-Aventis ADR#                                        3,040,012
    47,800 Sepracor Inc.*                                             2,744,198
    66,100 Wyeth                                                      2,788,098
                                                                    ------------
                                                                     33,462,050
                                                                    ------------

           ROAD & RAIL--1.2%
    77,000 Burlington Northern Santa Fe Corporation                   4,152,610
                                                                    ------------

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.8%
   294,100 ATI Technologies Inc.*                                   $ 5,076,166
    63,500 Broadcom Corporation Cl. A *                               1,899,920
   183,600 Intel Corporation                                          4,265,028
   371,500 Skyworks Solutions, Inc.*                                  2,359,025
                                                                    ------------
                                                                     13,600,139
                                                                    ------------

           SOFTWARE--6.4%
    86,400 Cognos, Inc.*                                              3,623,616
    62,300 Mercury Interactive Corporation*                           2,951,774
   257,900 Microsoft Corporation                                      6,233,443
   535,100 Novell, Inc.*                                              3,189,196
   563,700 Oracle Corporation*                                        7,034,976
                                                                    ------------
                                                                     23,033,005
                                                                    ------------

           SPECIALTY RETAIL--2.1%
   104,700 Bed Bath & Beyond Inc.*                                    3,825,738
    66,650 Lowe's Companies,  Inc.                                    3,805,049
                                                                    ------------
                                                                      7,630,787
                                                                    ------------

           TEXTILES, APPAREL & LUXURY GOODS--1.1%
    72,700 Coach, Inc.*                                               4,117,000
                                                                    ------------

           WIRELESS TELECOMMUNICATION SERVICES--.6%
    36,000 SpectraSite, Inc.*                                         2,086,920
                                                                    ------------

           TOTAL COMMON STOCKS (COST $331,331,019)                  353,944,152
                                                                    ------------
           TOTAL INVESTMENTS
                (COST $331,331,019)(a)                    99.0%     353,944,152
           Other Assets in Excess of Liabilities           1.0        3,450,346
                                                         -----     -------------
           NET ASSETS                                    100.0%    $357,394,498
                                                         ======    =============

*    Non-income producing security.

#    American Depositary Receipts.

(a) At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $331,331,019 amounted to $22,613,133 which consisted of aggregate gross unrealized appreciation of $34,837,976 and aggregate gross unrealized depreciation of $12,224,843.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--MARCH 31, 2005


         SHARES   COMMON STOCKS--99.6%                                VALUE
         ------                                                       -----
                  AEROSPACE & DEFENSE--2.2%
          142,975 L-3 Communications Holdings, Inc.                $ 10,154,085
                                                                   -------------

                  BIOTECHNOLOGY--3.9%
          118,900 Charles River Laboratories
                  International, Inc.*                                5,593,056
           57,900 Genzyme Corporation General Division*               3,314,196
          130,900 ImClone Systems Incorporated*                       4,516,050
          110,500 OSI Pharmaceuticals, Inc.*                          4,568,070
                                                                   -------------
                                                                     17,991,372
                                                                   -------------

                  BUILDING & CONSTRUCTION--2.5%
           94,000 Pulte Homes Inc.                                    6,921,220
           59,200 Toll Brothers, Inc.*                                4,667,920
                                                                   -------------
                                                                     11,589,140
                                                                   -------------

                  CAPITAL MARKETS--3.9%
          115,045 Affiliated Managers Group, Inc.*                    7,136,241
           13,800 Greenhill & Co., Inc.                                 494,040
          118,500 Investors Financial Services Corp.                  5,795,835
           59,950 Legg Mason, Inc.                                    4,684,493
                                                                   -------------
                                                                     18,110,609
                                                                   -------------

                  CHEMICALS--3.0%
          115,500 Huntsman Corporation*                               2,693,460
          274,565 Lyondell  Chemical Company                          7,665,855
           49,200 PPG Industries, Inc.                                3,518,784
                                                                   -------------
                                                                     13,878,099
                                                                   -------------

                  COMMERCIAL BANKS--1.6%
          195,450 East West Bancorp, Inc.                             7,216,013
                                                                   -------------

                  COMMERCIAL SERVICES & SUPPLIES--2.9%
          156,100 Education Management Corporation*                   4,362,995
           78,850 First Marblehead Corporation (The)*                 4,536,241
          623,500 Service Corporation International*                  4,663,780
                                                                   -------------
                                                                     13,563,016
                                                                   -------------

                  COMMUNICATION EQUIPMENT--2.3%
          638,900 Arris Group Inc.*                                   4,414,799
          340,600 Avaya Inc.*                                         3,978,208
          401,400 Brocade Communications Systems, Inc.*               2,376,288
                                                                   -------------
                                                                     10,769,295
                                                                   -------------

                  COMPUTERS & PERIPHERALS--4.8%
          306,900 Apple Computer, Inc.*                            $ 12,788,523
          107,900 Creative Technology Limited                         1,046,630
          343,150 PalmOne, Inc.*                                      8,709,147
                                                                   -------------
                                                                     22,544,300
                                                                   -------------

                  COMPUTER SERVICES--1.7%
          618,950 Akamai Technologies Inc.*                           7,879,233
                                                                   -------------

                  CONSTRUCTION & ENGINEERING--.5%
           57,000 Chicago Bridge & Iron Company N.V.                  2,509,710
                                                                   -------------

                  DIVERSIFIED FINANCIAL SERVICES--1.3%
          258,100 CapitalSource Inc.*                                 5,936,300
                                                                   -------------

                  ELECTRICAL EQUIPMENT--1.0%
           80,500 Rockwell Automation, Inc.                           4,559,520
                                                                   -------------

                  ELECTRIC AND ELECTRONIC EQUIPMENT--.7%
           52,800 Roper Industries, Inc.                              3,458,400
                                                                   -------------

                  ELECTRONIC EQUIPMENT & INSTRUMENTS--.8%
          116,000 Trimble Navigation Limited*                         3,921,960
                                                                   -------------

                  ENERGY EQUIPMENT & SERVICES--5.7%
          178,200 BJ Services Company                                 9,245,016
          113,400 Lone Star Technologies, Inc.*                       4,471,362
          189,600 National-Oilwell Varco Inc.*                        8,854,320
          209,400 Williams Companies, Inc. (The)                      3,938,814
                                                                   -------------
                                                                     26,509,512
                                                                   -------------

                  FINANCIAL INFORMATION SERVICES--1.0%
          165,000 Genworth Financial Inc. Cl. A                       4,540,800
                                                                   -------------

                  HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
          109,950 C.R. Bard, Inc.                                     7,485,395
                                                                   -------------

                  HEALTH CARE PROVIDERS & SERVICES--7.9%
          121,900 AMERIGROUP Corporation*                             4,456,664
          134,500 Community Health Systems Inc.*                      4,695,395
           97,200 Covance Inc.*                                       4,627,692
           95,900 DaVita, Inc.*                                       4,013,415
          139,400 Humana Inc.*                                        4,452,436
          160,900 Medco Health Solutions, Inc*                        7,975,813
          115,000 PacifiCare Health Systems, Inc.*                    6,545,800
                                                                   -------------
                                                                     36,767,215
                                                                   -------------

                  HOTELS, RESTAURANTS & LEISURE--6.0%
          139,950 Applebee's International, Inc.                      3,857,022
           88,500 Harrah's Entertainment, Inc.                        5,715,330
          141,900 Hilton Hotels Corporation                           3,171,465
           66,300 Kerzner International Limited*                      4,059,549
          153,400 Penn National Gaming, Inc.*                         4,506,892
          113,100 Starwood Hotels & Resorts
                  Worldwide, Inc.                                     6,789,393
                                                                   -------------
                                                                     28,099,651
                                                                   -------------

                  HOUSEHOLD DURABLES--1.4%
          140,500 Garmin Ltd.                                         6,507,960
                                                                   -------------

                  INFORMATION TECHNOLOGY  SERVICES--1.8%
          130,700 Global Payments Inc.                                8,428,843
                                                                   -------------

                  INSURANCE--.5%
           92,600 UICI                                                2,245,550
                                                                   -------------

                  INTERNET & CATALOG RETAIL--2.1%
          894,350 Netflix  Inc.*                                   $  9,703,698
                                                                   -------------

                  INTERNET SOFTWARE & SERVICES--1.6%
          156,500 Netease.com Inc. ADR*#                              7,544,865
                                                                   -------------

                  LEISURE & ENTERTAINMENT--1.8%
          275,500 Shanda Interactive Entertainment Ltd. *             8,320,100
                                                                   -------------

                  MACHINERY--2.8%
          138,750 Joy Global Inc.                                     4,864,575
          204,100 Pentair, Inc.                                       7,959,900
                                                                   -------------
                                                                     12,824,475
                                                                   -------------
                  MACHINERY - OIL WELL EQUIPMENT &
                  SERVICES--1.6%
          295,600 Patterson-UTI Energy, Inc.                          7,395,912
                                                                   -------------

                  MEDIA--6.9%
          162,175 DreamWorks Animation SKG, Inc.*                     6,602,144
          119,600 Lamar Advertising Company, Cl. A*                   4,818,684
          124,300 Liberty Media International, Inc.*                  5,436,882
          178,500 Univision Communications Inc. Cl. A*                4,942,665
          225,100 Westwood One, Inc.*                                 4,580,785
          182,850 XM Satellite Radio Holdings Inc. Cl. A*             5,759,775
                                                                   -------------
                                                                     32,140,935
                                                                   -------------

                  METALS & MINING--4.1%
           40,800 Alpha Natural Resources, Inc.*                      1,169,736
           48,800 Cleveland-Cliffs Inc.                               3,556,056
          237,700 Peabody Energy Corporation                         11,019,772
           96,100 Schnitzer Steel Industries, Inc. Cl. A              3,241,453
                                                                   -------------
                                                                     18,987,017
                                                                   -------------

                  OIL & GAS--1.8%
          105,400 EOG Resources, Inc.                                 5,137,196
          134,400 Enterprise Products Partners L.P.                   3,454,080
                                                                   -------------
                                                                      8,591,276
                                                                   -------------

                  PHARMACEUTICALS--.8%
           61,550 Sepracor Inc.*                                      3,533,586
                                                                   -------------

                  RETAIL--3.9%
          164,200 Estee Lauder Companies Inc. CL. A                   7,385,716
          597,100 Saks Incorporated                                  10,777,655
                                                                   -------------
                                                                     18,163,371
                                                                   -------------

                  ROAD & RAIL--1.5%
          117,900 Yellow Roadway Corporation*                         6,901,866
                                                                   -------------

                  SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT--2.8%
          243,800 ATI Technologies Inc.*                              4,207,988
          273,700 Freescale Semiconductor Inc. Cl. A*                 4,639,215
          148,000 Xilinx, Inc.                                        4,326,040
                                                                   -------------
                                                                     13,173,243
                                                                   -------------

                  SOFTWARE--2.8%
           92,400 Citrix Systems, Inc.*                               2,200,968
          163,200 Intuit Inc.*                                        7,143,264
           98,600 Take-Two Interactive Software, Inc.*                3,855,260
                                                                   -------------
                                                                     13,199,492
                                                                   -------------

                  SPECIALTY RETAIL--1.8%
           56,800 Electronics Boutique Holdings Corp.*             $  2,440,696
          209,100 PETsMART, Inc.                                      6,011,625
                                                                   -------------
                                                                      8,452,321
                                                                   -------------

                  TEXTILES, APPAREL & LUXURY GOODS--3.3%
          118,800 Coach, Inc.*                                        6,727,644
          201,700 Fossil, Inc.*                                       5,229,073
           83,850 Polo Ralph Lauren Corporation Cl. A                 3,253,380
                                                                   -------------
                                                                     15,210,097
                                                                   -------------

                  WIRELESS TELECOMMUNICATION
                  SERVICES--1.0%
           83,700 SpectraSite, Inc.*                                  4,852,089
                                                                   -------------

                  TOTAL COMMON STOCKS (COST $431,124,830)           463,660,321
                                                                   -------------
    PRINCIPAL
     AMOUNT       SHORT-TERM INVESTMENTS--.5%
    ---------
                  U.S. AGENCY OBLIGATIONS--.5%
       $2,000,000 Federal Home Loan Banks, 2.36%, 4/1/05              2,000,000
                                                                   -------------

                  SECURITIES HELD UNDER REPURCHASE AGREEMENTS
                  Securities Held under Repurchase
                     Agreement, 2.63%, 4/1/05, with
                     Bear, Stearns & Co. Inc., dtd 3/31/05,
                     repurchase price $171,428;
                     collateralized by U.S. Treasury Notes
                     (par value 180,000 due 7/7/05)                     170,560
                                                                   -------------

                  TOTAL SHORT-TERM INVESTMENTS
                    (COST $2,170,560)                                 2,170,560
                                                                   -------------

                  TOTAL INVESTMENTS
                       (COST $433,295,390)(a)             100.1%    465,830,881
                  Liabilities in Excess of Other Assets    (0.1)       (218,862)
                                                          -----    -------------
                  NET ASSETS                              100.0%   $465,612,019
                                                          ======================

*    Non-income producing security.

#    American Depositary Receipts.

(a) At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $433,295,390 amounted to $32,535,491 which consisted of aggregate gross unrealized appreciation of $48,400,306 and aggregate gross unrealized depreciation of $15,864,815.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--MARCH 31, 2005


   SHARES   COMMON STOCKS--65.9%                                       VALUE
   ------                                                              -----
            AEROSPACE & DEFENSE--1.3%
     28,700 Boeing Company (The)                                   $  1,677,802
     25,800 General Dynamics Corporation                              2,761,890
                                                                   -------------
                                                                      4,439,692
                                                                   -------------

            BEVERAGES--1.3%
     82,400 PepsiCo, Inc.                                             4,369,671
                                                                   -------------

            BIOTECHNOLOGY--.8%
     47,900 Genentech, Inc.*                                          2,711,618
                                                                   -------------

            BUILDING & CONSTRUCTION--1.4%
     60,300 Pulte Homes Inc.                                          4,439,888
                                                                   -------------

            CAPITAL MARKETS--2.2%
     54,700 Merrill Lynch & Co., Inc.                                 3,096,020
     40,400 Morgan Stanley                                            2,312,900
     30,600 T. Rowe Price Group Inc.                                  1,817,028
                                                                   -------------
                                                                      7,225,948
                                                                   -------------

            CHEMICALS--2.8%
     97,350 Dow Chemical Company (The)                                4,852,898
     30,200 PPG Industries, Inc.                                      2,159,904
     45,400 Rohm and Haas Company                                     2,179,200
                                                                   -------------
                                                                      9,192,002
                                                                   -------------

            COMMUNICATION EQUIPMENT--2.2%
    141,400 Nokia Oyj ADR#                                            2,181,802
     30,000 QUALCOMM Inc.                                             1,099,500
     49,450 Research In Motion Limited*                               3,778,969
                                                                   -------------
                                                                      7,060,271
                                                                   -------------

            COMPUTERS & PERIPHERALS--2.1%
    139,400 Apple Computer, Inc.*                                     5,808,798
     89,600 EMC Corporation*                                          1,103,872
                                                                   -------------
                                                                      6,912,670
                                                                   -------------

            CONSUMER PRODUCTS--.8%
     80,300 Eastman Kodak Company                                     2,613,765
                                                                   -------------

            DIVERSIFIED FINANCIAL SERVICES--1.3%
     23,200 Franklin Resources, Inc.                                  1,592,680
     29,200 Lehman Brothers Holdings Inc.                             2,749,472
                                                                   -------------
                                                                      4,342,152
                                                                   -------------

            ELECTRIC UTILITIES--.7%
     31,500 Entergy Corporation                                    $  2,225,790
                                                                   -------------

            ENERGY EQUIPMENT & SERVICES--3.7%
     82,300 National-Oilwell Varco Inc.*                              3,843,410
     22,800 Schlumberger Limited                                      1,606,944
     27,400 Suncor Energy, Inc.                                       1,101,754
     54,300 Transocean Inc.*                                          2,794,278
    153,400 Williams Companies, Inc. (The)                            2,885,454
                                                                   -------------
                                                                     12,231,840
                                                                   -------------

            FINANCIAL INFORMATION SERVICES--.6%
     77,100 Genworth Financial Inc. Cl. A                             2,121,792
                                                                   -------------

            FOOD & STAPLES RETAILING--3.4%
    102,400 CVS Corporation                                           5,388,288
    119,350 Wal-Mart Stores, Inc.                                     5,980,629
                                                                   -------------
                                                                     11,368,917
                                                                   -------------

            FREIGHT & LOGISTICS--.8%
     29,300 FedEx Corp.                                               2,752,735
                                                                   -------------

            HEALTH CARE--1.3%
     34,800 WellPoint Inc. *                                          4,362,180
                                                                   -------------

            HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
     86,300 Medtronic, Inc.                                           4,396,985
                                                                   -------------

            HEALTH CARE PROVIDERS & SERVICES--5.3%
     63,200 Caremark Rx, Inc.*                                        2,514,096
     43,800 CIGNA Corporation                                         3,911,340
    103,600 HCA Inc.                                                  5,549,852
     40,700 Health Management Associates, Inc. Cl. A                  1,065,526
     47,400 Humana Inc.*                                              1,513,956
     45,500 McKesson Corporation                                      1,717,625
     20,600 PacifiCare Health Systems, Inc.*                          1,172,552
                                                                   -------------
                                                                     17,444,947
                                                                   -------------

            HOTELS, RESTAURANTS & LEISURE--3.6%
     61,800 Harrah's Entertainment, Inc.                              3,991,044
    197,800 Hilton Hotels Corporation                                 4,420,830
     56,700 Starwood Hotels & Resorts Worldwide, Inc.                 3,403,701
                                                                   -------------
                                                                     11,815,575
                                                                   -------------

            INDUSTRIAL CONGLOMERATES--2.1%
     34,800 3M Co.                                                    2,982,012
    119,600 Tyco International Ltd.                                   4,042,480
                                                                   -------------
                                                                      7,024,492
                                                                   -------------

            INFORMATION TECHNOLOGY  SERVICES--.8%
     56,950 Automatic Data Processing, Inc.                           2,559,903
                                                                   -------------

            INSURANCE--1.0%
     87,600 St. Paul Travelers Companies, Inc. (The)                  3,217,548
                                                                   -------------

            INTERNET & CATALOG RETAIL--.7%
    215,900 Netflix  Inc.*                                            2,342,515
                                                                   -------------

            INTERNET SOFTWARE & SERVICES--2.6%
     18,700 Google Inc. Cl A*                                         3,375,537
    153,800 Yahoo! Inc. *                                             5,213,820
                                                                   -------------
                                                                      8,589,357
                                                                   -------------

            MACHINERY--.8%
     28,500 Caterpillar Inc.                                       $  2,606,040
                                                                   -------------

            MEDIA--4.2%
    125,900 Disney (Walt) Company                                     3,617,107
    257,100 News Corporation Cl. A                                    4,350,132
     64,950 Viacom Inc. Cl. B                                         2,262,209
    114,000 XM Satellite Radio Holdings Inc. Cl. A*                   3,591,000
                                                                   -------------
                                                                     13,820,448
                                                                   -------------

            METALS & MINING--.6%
     45,800 Peabody Energy Corporation                                2,123,288
                                                                   -------------

            MULTILINE RETAIL--1.9%
     77,900 Kohl's Corporation*                                       4,021,977
     45,100 Target Corporation                                        2,255,902
                                                                   -------------
                                                                      6,277,879
                                                                   -------------

            OIL & GAS--3.1%
     44,300 BP PLC Sponsored ADR#                                     2,764,320
     20,500 Enterprise Products Partners L.P.                           526,850
     88,700 Exxon Mobil Corporation                                   5,286,520
     72,500 Sasol ADR#                                                1,729,125
                                                                   -------------
                                                                     10,306,815
                                                                   -------------

            PERSONAL PRODUCTS--1.4%
     88,200 Gillette Company                                          4,452,336
                                                                   -------------

            PHARMACEUTICALS--3.2%
     60,300 Johnson & Johnson                                         4,049,748
     87,600 Pfizer Inc.                                               2,301,252
     63,000 Sanofi-Aventis ADR                                        2,667,420
     90,200 Schering-Plough Corporation                               1,637,130
                                                                   -------------
                                                                     10,655,550
                                                                   -------------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.8%
     51,450 Analog Devices, Inc.                                      1,859,403
    171,550 Intel Corporation                                         3,985,107
     86,800 Linear Technology Corporation                             3,325,308
                                                                   -------------
                                                                      9,169,818
                                                                   -------------

            SOFTWARE--2.4%
     28,500 Intuit Inc.*                                              1,247,445
    136,300 Microsoft Corporation                                     3,294,371
    264,700 Oracle Corporation*                                       3,303,456
                                                                   -------------
                                                                      7,845,272
                                                                   -------------

            SPECIALTY RETAIL--.8%
     14,650 Bed Bath & Beyond Inc.*                                     535,311
     38,550 Lowe's Companies,  Inc.                                   2,200,820
                                                                   -------------
                                                                      2,736,131
                                                                   -------------

            WIRELESS TELECOMMUNICATION SERVICES--.6%
     85,600 Sprint Corporation                                        1,947,400
                                                                   -------------

            TOTAL COMMON STOCKS (COST $208,334,345)                 217,703,230
                                                                   -------------

PRINCIPAL
  AMOUNT     CORPORATE BONDS--14.5%
---------
             AEROSPACE & DEFENSE--.6%
$   871,546  Systems 2001 Asset Trust Cl. G
               6.66%, 09/15/2013 (a)                               $    944,712
  1,038,000  United Technologies, 4.875%, 11/1/06                     1,052,418
                                                                   -------------
                                                                      1,997,130
                                                                   -------------

             AUTOMOTIVE--.9%
    790,000  DaimlerChrysler N. A. Holding Corp.,
               4.05%, 6/4/08                                            767,762
  1,000,000  General Motors Acceptance Corp.,
               4.50%, 7/15/06                                           975,778
  1,276,000  General Motors Acceptance, 6.875%, 9/15/11               1,156,028
                                                                   -------------
                                                                      2,899,568
                                                                   -------------

             BEVERAGES--.3%
    825,000  Anheuser-Busch Companies, Inc., 7.00%, 12/1/25             863,819
                                                                   -------------

             BUILDING & CONSTRUCTION--.2%
    650,000  Pulte Homes Inc., 5.20%, 2/15/15                           614,899
                                                                   -------------

             CABLE--.4%
  1,350,000  Cox Communications, Inc., 5.45%, 12/15/14(a)             1,316,674
                                                                   -------------

             CAPITAL MARKETS--.6%
    850,000  J.P. Morgan Chase & Co., 3.625%, 5/1/08                    829,842
  1,000,000  Morgan Stanley, 6.75%, 4/15/11                           1,091,279
                                                                   -------------
                                                                      1,921,121
                                                                   -------------

             COMMERCIAL BANKS--2.0%
  1,575,000  Associates Corp. North America, 6.95%, 11/1/18           1,803,925
  1,175,000  Bank of America Corp., 5.375%, 6/15/14                   1,195,923
  1,000,000  Key Bank NA, 4.41%, 3/18/08                                999,687
    551,000  US Bancorp National Association, Minneapolis,
               6.50%, 2/1/08                                            580,914
  1,915,000  Wells Fargo & Co. Sr. Global Notes,
               6.375%, 8/1/11                                         2,079,592
                                                                   -------------
                                                                      6,660,041
                                                                   -------------

             COMMUNICATION SERVICES--.6%
  1,925,000  AT&T Wireless Services Inc., 7.50%, 5/1/07               2,047,838
                                                                   -------------

             COMPUTERS & PERIPHERALS--.5%
  1,500,000  International Business Machines Corp.,
               6.50%, 1/15/28                                         1,683,852
                                                                   -------------

             CONSUMER PRODUCTS--.5%
  1,600,000  Eastman Kodak Company, 7.25%, 11/15/13                   1,675,345
                                                                   -------------

             DIVERSIFIED FINANCIAL SERVICES--.2%
    500,000  Block Financial Corp., 8.50%, 4/15/07                      538,880
                                                                   -------------

             DIVERSIFIED TELECOMMUNICATION SERVICES--.3%
  1,068,000  Verizon New York Inc. Series A, 6.875%, 4/1/12           1,165,759
                                                                   -------------

             ELECTRIC UTILITIES--.5%
  1,500,000  Con Edison Company Of New York, 5.625%, 7/1/12           1,572,839
                                                                   -------------

             ENERGY EQUIPMENT & SERVICES--.5%
  1,500,000  Baker Hughes Inc., 6.25%, 1/15/09                        1,591,780
                                                                   -------------

             FINANCIAL SERVICES--.7%
    500,000  John Deere Capital Corp., 4.125%, 1/15/10                  488,336
  1,950,000  Merrill Lynch & Co., 5.00%, 1/15/15                      1,893,347
                                                                   -------------
                                                                      2,381,683
                                                                   -------------

            FOOD CHAINS--.2%
    480,000 Fred Meyer,Inc. Sr. Notes, 7.45%, 3/1/08               $    514,734
                                                                   -------------

            GAS UTILITIES--.9%
  3,200,000 Kinder Morgan Energy Partners, L.P.,
              5.80%, 3/15/35                                          3,041,158
                                                                   -------------

            HEALTH CARE PROVIDERS & SERVICES--.3%
    700,000 UnitedHealth Group, 4.875%, 3/15/15                         685,393
    200,000 UnitedHealth Group, 4.75%, 2/10/14                          194,706
                                                                   -------------
                                                                        880,099
                                                                   -------------

            INSURANCE--1.0%
  1,850,000 Berkshire Hathaway Financial, 4.85%, 1/15/15(a)           1,814,463
  1,455,000 Markel Corp., 7.00%, 5/15/08                              1,548,295
                                                                   -------------
                                                                      3,362,758
                                                                   -------------

            LEASING--.5%
  1,850,000 International Lease Finance Corp.,
              4.75%, 1/13/12                                          1,795,778
                                                                   -------------

            MEDIA--.6%
    748,000 Comcast Corporation, 6.50%, 1/15/15                         802,096
    645,000 Liberty Media Corporation Floating
              Rate Note, 3.99%, 9/17/06                                 653,727
    551,000 News America Inc., 6.625%, 1/9/08                           579,234
                                                                   -------------
                                                                      2,035,057
                                                                   -------------

            OIL & GAS--.9%
  1,500,000 Conoco Funding Co., 6.35%, 10/15/11                       1,636,995
    745,000 Nexen Inc., 5.20%, 3/10/15                                  732,453
    500,000 Nexen Inc., 5.875%, 3/10/35                                 479,880
                                                                   -------------
                                                                      2,849,328
                                                                   -------------

            OIL AND GAS EXTRACTION--.1%
    500,000 Enterprise Products Operations,
              5.00%, 3/1/15(a)                                          469,615
                                                                   -------------

            PHARMACEUTICALS--.5%
  1,855,000 Merck & Co. Inc., 4.75%, 3/1/15                           1,792,134
                                                                   -------------

            THRIFTS & MORTGAGE FINANCE--.4%
  1,300,000 Washington Mutual, Inc., 4.375%, 1/15/08                  1,295,826
                                                                   -------------

            WIRELESS TELECOMMUNICATION SERVICES--.3%
  1,000,000 Vodafone Group PLC, 7.75%, 2/15/10                        1,130,580
                                                                   -------------

            TOTAL CORPORATE BONDS (COST $48,723,634)                 48,098,295
                                                                   -------------

            U.S. GOVERNMENT & AGENCY OBLIGATIONS--19.2%
            Federal Home Loan Banks,
  1,000,000      6.375%, 8/15/06                                      1,033,720
  1,000,000      6.75%, 8/15/07                                       1,060,662
    850,000      3.75%, 8/15/08                                         835,303
  2,467,252      4.84%, 1/25/12                                       2,471,107
  4,150,000      3.50%, 1/27/12                                       4,104,935
            Federal Home Loan Mortgage Corporation,
  3,500,000      4.125%, 11/18/09                                     3,448,750
  2,350,000      4.50%, 11/15/11                                      2,316,106
            Federal National Mortgage Association,
  1,230,000      3.125%, 7/15/06                                      1,219,821
  1,565,000      3.49%, 3/15/07                                       1,535,889
    500,000      6.96%, 4/2/07                                          528,156
  1,300,000      6.625%, 10/15/07                                     1,379,196
  2,390,000      3.80%, 1/18/08                                       2,359,152
  1,380,000      3.25%, 8/15/08                                       1,335,859
  1,500,000      3.85%, 4/14/09                                       1,471,409
  2,390,000      4.30%, 1/19/10                                       2,366,224
  1,515,000      4.40%, 3/8/10                                        1,498,279
  1,900,000      5.00%, 4/19/10                                       1,900,000
    508,000      6.625%, 11/15/30                                       611,037

            U.S. Treasury Bonds,
  4,094,000      7.50%, 11/15/16                                   $  5,134,134
  1,000,000      5.25%, 11/15/28                                      1,051,993
  2,980,000      5.375%, 2/15/31                                      3,248,784
            U.S. Treasury Notes
  2,982,000      1.125%, 6/30/05                                      2,971,286
  1,550,000      6.50%, 8/15/05                                       1,570,587
    626,000      5.75%, 11/15/05                                        635,708
    230,000      4.375%, 5/15/07                                        232,642
  6,385,000      3.00%, 11/15/07                                      6,248,323
    132,000      3.125%, 9/15/08                                        128,205
  1,626,000      3.125%, 4/15/09                                      1,568,519
    880,000      3.625%, 7/15/09                                        863,260
  4,100,000      3.50%, 11/15/09                                      3,990,136
  1,900,000      4.25%, 8/15/13                                       1,874,247
    900,000      4.25%, 11/15/14                                        881,684
  1,500,000      4.00%, 2/15/15                                       1,441,640
                                                                   -------------

            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                 (COST $64,098,876)                                  63,316,753
                                                                   -------------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS--.9%
---------
            U.S. AGENCY OBLIGATIONS--.8%
 $2,800,000 Federal Home Loan Banks, 2.36%, 4/1/05                    2,800,000
                                                                   -------------

            SECURITIES HELD UNDER
            REPURCHASE AGREEMENTS--.1%
            Securities Held under Repurchase Agreement,
               2.63%, 4/1/05, with Bear, Stearns & Co.
               Inc., dtd 3/31/05, repurchase price
               $194,122; collateralized by U.S. Treasury
               Notes (par value 205,000 due 7/7/05)                     194,107
                                                                   -------------

            TOTAL SHORT-TERM INVESTMENTS (COST $2,994,107)            2,994,107
                                                                   -------------

            TOTAL INVESTMENTS
                 (COST $324,150,962)(b)                    100.5%   332,112,385
            Liabilities in Excess of Other Assets           (0.5)    (1,560,066)
                                                           -----   -------------
            NET ASSETS                                     100.0%  $330,552,319
                                                           =====================

*    Non-income producing security.

#    American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 1.4%, of net assets of the Portfolio.

(b) At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $324,150,962 amounted to $7,961,423 which consisted of aggregate gross unrealized appreciation of $13,400,244 and aggregate gross unrealized depreciation of $5,438,821.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--MARCH 31, 2005


   SHARES   COMMON STOCKS--99.8%                                     VALUE
   ------                                                            -----
            AEROSPACE & DEFENSE--2.3%
    164,800 Boeing Company (The)                                   $  9,634,208
    117,600 General Dynamics Corporation                             12,589,080
                                                                   -------------
                                                                     22,223,288
                                                                   -------------

            BEVERAGES--2.0%
    357,900 PepsiCo, Inc.                                            18,979,436
                                                                   -------------

            BIOTECHNOLOGY--1.3%
    219,500 Genentech, Inc.*                                         12,425,895
                                                                   -------------

            BUILDING & CONSTRUCTION--2.0%
    260,500 Pulte Homes Inc.                                         19,180,615
                                                                   -------------

            CAPITAL MARKETS--3.3%
    237,500 Merrill Lynch & Co., Inc.                                13,442,500
    173,800 Morgan Stanley                                            9,950,050
    131,900 T. Rowe Price Group Inc.                                  7,832,222
                                                                   -------------
                                                                     31,224,772
                                                                   -------------

            CHEMICALS--4.2%
    419,150 Dow Chemical Company (The)                               20,894,628
    130,600 PPG Industries, Inc.                                      9,340,512
    196,400 Rohm and Haas Company                                     9,427,200
                                                                   -------------
                                                                     39,662,340
                                                                   -------------

            COMMUNICATION EQUIPMENT--3.2%
    614,400 Nokia Oyj ADR#                                            9,480,192
    131,400 QUALCOMM Inc.                                             4,815,810
    212,900 Research In Motion Limited*                              16,269,818
                                                                   -------------
                                                                     30,565,820
                                                                   -------------

            COMPUTERS & PERIPHERALS--3.1%
    600,800 Apple Computer, Inc.*                                    25,035,336
    392,200 EMC Corporation*                                          4,831,904
                                                                   -------------
                                                                     29,867,240
                                                                   -------------

            CONSUMER PRODUCTS--1.2%
    347,800 Eastman Kodak Company                                    11,320,890
                                                                   -------------

            DIVERSIFIED FINANCIAL SERVICES--2.0%
    100,000 Franklin Resources, Inc.                                  6,865,000
    133,600 Lehman Brothers Holdings Inc.                            12,579,776
                                                                   -------------
                                                                     19,444,776
                                                                   -------------

            ELECTRIC UTILITIES--.7%
    101,800 Entergy Corporation                                    $  7,193,187
                                                                   -------------

            ENERGY EQUIPMENT & SERVICES--5.5%
    355,400 National-Oilwell Varco Inc.*                             16,597,180
     98,650 Schlumberger Limited                                      6,952,852
    118,000 Suncor Energy, Inc.                                       4,744,780
    235,000 Transocean Inc.*                                         12,093,100
    665,500 Williams Companies, Inc. (The)                           12,518,055
                                                                   -------------
                                                                     52,905,967
                                                                   -------------

            FINANCIAL INFORMATION SERVICES--.9%
    326,100 Genworth Financial Inc. Cl. A                             8,974,271
                                                                   -------------

            FOOD & STAPLES RETAILING--5.1%
    441,000 CVS Corporation                                          23,205,420
    516,300 Wal-Mart Stores, Inc.                                    25,871,793
                                                                   -------------
                                                                     49,077,213
                                                                   -------------

            FREIGHT & LOGISTICS--1.4%
    144,650 FedEx Corp.                                              13,589,868
                                                                   -------------

            HEALTH CARE--2.0%
    149,900 WellPoint Inc. *                                         18,789,965
                                                                   -------------

            HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
    371,400 Medtronic, Inc.                                          18,922,830
                                                                   -------------

            HEALTH CARE PROVIDERS & SERVICES--8.1%
    304,200 Caremark Rx, Inc.*                                       12,101,076
    188,900 CIGNA Corporation                                        16,868,770
    450,000 HCA Inc.                                                 24,106,500
    178,200 Health Management Associates, Inc. Cl. A                  4,665,276
    228,200 Humana Inc.*                                              7,288,708
    197,100 McKesson Corporation                                      7,440,525
     89,400 PacifiCare Health Systems, Inc.*                          5,088,648
                                                                   -------------
                                                                     77,559,503
                                                                   -------------

            HOTELS, RESTAURANTS & LEISURE--5.5%
    275,700 Harrah's Entertainment, Inc.                             17,804,706
    852,500 Hilton Hotels Corporation                                19,053,375
    258,000 Starwood Hotels & Resorts Worldwide, Inc.                15,487,740
                                                                   -------------
                                                                     52,345,821
                                                                   -------------

            INDUSTRIAL CONGLOMERATES--3.2%
    149,700 3M Co.                                                   12,827,793
    515,100 Tyco International Ltd.                                  17,410,380
                                                                   -------------
                                                                     30,238,173
                                                                   -------------

            INFORMATION TECHNOLOGY  SERVICES--1.0%
    201,150 Automatic Data Processing, Inc.                           9,041,693
                                                                   -------------

            INSURANCE--1.5%
    378,200 St. Paul Travelers Companies, Inc. (The)                 13,891,286
                                                                   -------------

            INTERNET & CATALOG RETAIL--1.2%
  1,016,950 Netflix  Inc.*                                           11,033,908
                                                                   -------------

            INTERNET SOFTWARE & SERVICES--4.2%
     80,500 Google Inc. Cl A*                                        14,531,055
    750,050 Yahoo! Inc. *                                            25,426,695
                                                                   -------------
                                                                     39,957,750
                                                                   -------------

            MACHINERY--1.2%
    123,700 Caterpillar Inc.                                       $ 11,311,128
                                                                   -------------

            MEDIA--6.1%
    544,800 Disney (Walt) Company                                    15,652,104
  1,058,400 News Corporation Cl. A                                   17,908,128
    263,400 Viacom Inc. Cl. B                                         9,174,222
    490,550 XM Satellite Radio Holdings Inc. Cl. A*                  15,452,325
                                                                   -------------
                                                                     58,186,779
                                                                   -------------

            METALS & MINING--1.0%
    198,600 Peabody Energy Corporation                                9,207,096
                                                                   -------------

            MULTILINE RETAIL--3.0%
    228,650 Target Corporation                                       11,437,073
    335,500 Kohl's Corporation*                                      17,321,865
                                                                   -------------
                                                                     28,758,938
                                                                   -------------

            OIL & GAS--4.7%
    188,250 BP PLC Sponsored ADR#                                    11,746,800
     88,500 Enterprise Products Partners L.P.                         2,274,450
    384,100 Exxon Mobil Corporation                                  22,892,360
    313,700 Sasol ADR#                                                7,481,745
                                                                   -------------
                                                                     44,395,355
                                                                   -------------

            PERSONAL PRODUCTS--2.0%
    379,900 Gillette Company                                         19,177,352
                                                                   -------------

            PHARMACEUTICALS--5.1%
    261,500 Johnson & Johnson                                        17,562,340
    379,800 Pfizer Inc.                                               9,977,346
    320,500 Sanofi-Aventis ADR#                                      13,569,970
    388,400 Schering-Plough Corporation                               7,049,460
                                                                   -------------
                                                                     48,159,116
                                                                   -------------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.1%
    221,400 Analog Devices, Inc.                                      8,001,396
    738,500 Intel Corporation                                        17,155,355
    376,150 Linear Technology Corporation                            14,410,307
                                                                   -------------
                                                                     39,567,058
                                                                   -------------

            SOFTWARE--3.6%
    123,100 Intuit Inc.*                                              5,388,087
    587,080 Microsoft Corporation                                    14,189,724
  1,146,500 Oracle Corporation*                                      14,308,320
                                                                   -------------
                                                                     33,886,131
                                                                   -------------

            SPECIALTY RETAIL--1.2%
     62,850 Bed Bath & Beyond Inc.*                                   2,296,539
    166,500 Lowe's Companies,  Inc.                                   9,505,485
                                                                   -------------
                                                                     11,802,024
                                                                   -------------

            WIRELESS TELECOMMUNICATION SERVICES--.9%
    371,100 Sprint Corporation                                        8,442,525
                                                                   -------------

            TOTAL COMMON STOCKS (COST $906,355,802)                 951,310,009
                                                                   -------------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS--.6%
---------
            U.S. AGENCY OBLIGATIONS--.6%
 $5,400,000 Federal Home Loan Banks, 2.36%, 4/1/05                 $  5,400,000
                                                                   -------------

            SECURITIES HELD UNDER REPURCHASE AGREEMENTS
            Securities Held under Repurchase Agreement,
               2.63%, 4/1/05, with Bear, Stearns & Co.
               Inc., dtd 3/31/05, repurchase price
               $141,898; collateralized by U.S. Treasury
               Notes (par value 150,000 due 7/7/05)                     141,887
                                                                   -------------

            TOTAL SHORT-TERM INVESTMENTS (COST $5,541,887)            5,541,887
                                                                   -------------

            TOTAL INVESTMENTS
                 (COST $911,897,689)(a)                    100.4%   956,851,896
            Liabilities in Excess of Other Assets           (0.4)    (3,870,506)
                                                           -----   -------------
            NET ASSETS                                     100.0%  $952,981,390
                                                           =====================

*    Non-income producing security.

#    American Depositary Receipts.

(a) At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $911,897,689 amounted to $44,954,207 which consisted of aggregate gross unrealized appreciation of $60,782,896 and aggregate gross unrealized depreciation of $15,828,689.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--MARCH 31, 2005


   SHARES   COMMON STOCKS--97.0%                                      VALUE
   ------                                                             -----
            AEROSPACE & DEFENSE--5.9%
     39,200 BE Aerospace, Inc.*                                     $   470,400
     26,400 Boeing Company (The)                                      1,543,344
      9,500 General Dynamics Corporation                              1,016,975
     21,200 United Technologies Corporation                           2,155,192
                                                                    ------------
                                                                      5,185,911
                                                                    ------------

            BEVERAGES--2.0%
     33,200 PepsiCo, Inc.                                             1,760,596
                                                                    ------------

            BIOTECHNOLOGY--1.5%
     21,750 Amgen Inc.*                                               1,266,068
                                                                    ------------

            BUILDING & CONSTRUCTION--1.5%
     17,700 Pulte Homes Inc.                                          1,303,251
                                                                    ------------

            CAPITAL MARKETS--1.7%
     25,200 J.P. Morgan Chase & Co.                                     871,920
     11,400 Merrill Lynch & Co., Inc.                                   645,240
                                                                    ------------
                                                                      1,517,160
                                                                    ------------

            CHEMICALS--3.6%
     29,500 Dow Chemical Company (The)                                1,470,575
     16,200 Lubrizol Corporation                                        658,368
     36,100 Lyondell  Chemical Company                                1,007,912
                                                                    ------------
                                                                      3,136,855
                                                                    ------------

            COMMERCIAL BANKS--2.6%
     37,800 Wells Fargo & Company                                     2,260,440
                                                                    ------------

            COMMERCIAL SERVICES & SUPPLIES--.8%
     23,600 Education Management Corporation*                           659,620
                                                                    ------------

            COMMUNICATION EQUIPMENT--2.4%
     49,600 Cisco Systems, Inc.*                                        887,344
     81,200 Nokia Oyj ADR#                                            1,252,916
                                                                    ------------
                                                                      2,140,260
                                                                    ------------

            COMPUTERS & PERIPHERALS--.6%
     12,500 Dell Inc.*                                                  480,250
                                                                    ------------

            DIVERSIFIED FINANCIAL SERVICES--4.8%
     49,650 Citigroup Inc.                                            2,231,271
     20,900 Lehman Brothers Holdings Inc.                             1,967,944
                                                                    ------------
                                                                      4,199,215
                                                                    ------------

            DIVERSIFIED TELECOMMUNICATION SERVICES--4.0%
     34,700 MCI Inc.                                                    864,724
     74,700 Verizon Communications Inc.                               2,651,850
                                                                    ------------
                                                                      3,516,574
                                                                    ------------

            ELECTRICAL EQUIPMENT--2.0%
     30,400 Rockwell Automation, Inc.                               $ 1,721,856
                                                                    ------------

            ELECTRIC UTILITIES--2.6%
     31,800 Entergy Corporation                                       2,246,988
                                                                    ------------

            ENERGY EQUIPMENT & SERVICES--4.6%
     17,300 National-Oilwell Varco Inc.*                                807,910
     38,800 Schlumberger Limited                                      2,734,624
     10,300 Transocean Inc.*                                            530,038
                                                                    ------------
                                                                      4,072,572
                                                                    ------------

            FINANCIAL INFORMATION SERVICES--1.5%
     48,000 Genworth Financial Inc. Cl. A                             1,320,960
                                                                    ------------

            FOOD & STAPLES RETAILING--5.4%
     55,500 CVS Corporation                                           2,920,410
     36,600 Wal-Mart Stores, Inc.                                     1,834,026
                                                                    ------------
                                                                      4,754,436
                                                                    ------------

            FREIGHT & LOGISTICS--1.0%
      9,500 FedEx Corp.                                                 892,525
                                                                    ------------

            HEALTH CARE PROVIDERS & SERVICES--.7%
     16,500 McKesson Corporation                                        622,875
                                                                    ------------

            HOTELS, RESTAURANTS & LEISURE--2.6%
     38,400 Starwood Hotels & Resorts Worldwide, Inc.                 2,305,152
                                                                    ------------

            HOUSEHOLD PRODUCTS--2.0%
     33,200 Procter & Gamble Company                                  1,759,600
                                                                    ------------

            INDUSTRIAL CONGLOMERATES--9.4%
     14,000 3M Co.                                                    1,199,660
    112,950 General Electric Company                                  4,072,977
     87,900 Tyco International Ltd.                                   2,971,020
                                                                    ------------
                                                                      8,243,657
                                                                    ------------

            INSURANCE--.7%
     15,100 ACE Limited                                                 623,176
                                                                    ------------

            INTERNET SOFTWARE & SERVICES--1.5%
     37,800 Yahoo! Inc. *                                             1,281,420
                                                                    ------------

            LEISURE & ENTERTAINMENT--.8%
     23,900 Shanda Interactive Entertainment Ltd. *                     721,780
                                                                    ------------

            MEDIA--4.8%
     92,600 News Corporation Cl. A                                    1,566,792
     76,800 Viacom Inc. Cl. B                                         2,674,944
                                                                    ------------
                                                                      4,241,736
                                                                    ------------

            MULTILINE RETAIL--1.3%
     22,800 Target Corporation                                      $ 1,140,456
                                                                    ------------

            OIL & GAS--7.1%
     48,450 BP PLC Sponsored ADR#                                     3,023,280
     53,500 Exxon Mobil Corporation                                   3,188,600
                                                                    ------------
                                                                      6,211,880
                                                                    ------------

            PERSONAL PRODUCTS--1.0%
     17,800 Gillette Company                                            898,544
                                                                    ------------

            PHARMACEUTICALS--7.8%
     25,200 Abbott Laboratories                                       1,174,824
     45,575 Johnson & Johnson                                         3,060,817
     74,500 Pfizer Inc.                                               1,957,115
     15,800 Sanofi-Aventis ADR#                                         668,972
                                                                    ------------
                                                                      6,861,728
                                                                    ------------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
    109,725 Intel Corporation                                         2,548,912
                                                                    ------------

            SOFTWARE--3.4%
     10,400 Cognos, Inc.*                                               436,176
    104,500 Microsoft Corporation                                     2,525,765
                                                                    ------------
                                                                      2,961,941
                                                                    ------------

            TOBACCO--1.5%
     20,200 Altria Group, Inc.                                        1,320,878
                                                                    ------------

            WIRELESS TELECOMMUNICATION SERVICES--1.0%
     38,400 Sprint Corporation                                          873,600
                                                                    ------------

            TOTAL COMMON STOCKS
                 (COST $77,422,521)                                  85,052,872
                                                                    ------------

PRINCIPAL
 AMOUNT     SHORT-TERM INVESTMENTS--5.1%
---------
            U.S. AGENCY OBLIGATIONS--4.9%
 $4,300,000 Federal Home Loan Banks, 2.36%, 4/1/05                    4,300,000
                                                                    ------------

            SECURITIES HELD UNDER
            REPURCHASE AGREEMENTS--.2%
            Securities Held under Repurchase Agreement,
               2.63%, 4/1/05, with Bear, Stearns & Co.
               Inc., dtd 3/31/05, repurchase price
               $187,127; collateralized by U.S. Treasury
               Notes (par value 195,000 due 7/7/05)                     187,114
                                                                    ------------

            TOTAL SHORT-TERM INVESTMENTS
                 (COST $4,487,114)                                    4,487,114
                                                                    ------------

            TOTAL INVESTMENTS
                 (COST $81,909,635)(a)                     102.1%    89,539,986
            Liabilities in Excess of Other Assets           (2.10)   (1,816,882)
                                                           ------   ------------
            NET ASSETS                                     100.0%   $87,723,104
                                                           =====================

*    Non-income producing security.

#    American Depositary Receipts.

(a) At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $81,909,635 amounted to $7,630,351 which consisted of aggregate gross unrealized appreciation of $9,022,777 and aggregate gross unrealized depreciation of $1,392,426.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--MARCH 31,2005



 SHARES        COMMON STOCKS--93.7%                                   VALUE
--------                                                             --------
               AEROSPACE & DEFENSE--3.1%
       380,600 BE Aerospace, Inc.*                                 $  4,567,200
       154,400 Esterline Technologies Corporation*                    5,334,520
       166,000 SI International Inc.*                                 4,586,580
                                                                   -------------
                                                                     14,488,300
                                                                   -------------

               AIRLINES--.9%
       457,900 AirTran Holdings, Inc.*                                4,143,994
                                                                   -------------

               BIOTECHNOLOGY--4.8%
       336,850 Encysive Pharmaceuticals Inc.*                         3,442,607
       178,000 Protein Design Labs, Inc.*                             2,846,220
       195,500 Rigel Pharmaceuticals, Inc.*                           3,135,820
       190,800 Serologicals Corporation*                              4,663,152
       207,000 Theravance, Inc*                                       3,777,750
       317,400 Vicuron Pharmaceuticals Inc.*                          5,002,224
                                                                   -------------
                                                                     22,867,773
                                                                   -------------

               BUSINESS SERVICES--.8%
        72,600 MicroStrategy Incorporated*                            3,940,001
                                                                   -------------

               CAPITAL MARKETS--2.4%
        94,360 Affiliated Managers Group, Inc.*                       5,853,151
       142,700 National Financial Partners Corporation                5,679,460
                                                                   -------------
                                                                     11,532,611
                                                                   -------------

               CHEMICALS--1.3%
       148,750 Lubrizol Corporation                                   6,045,200
                                                                   -------------

               COMMERCIAL BANKS--2.4%
       227,200 Boston Private Financial Holdings, Inc.                5,396,000
       164,100 East West Bancorp, Inc.                                6,058,572
            50 Westcorp                                                   2,113
                                                                   -------------
                                                                     11,456,685
                                                                   -------------

               COMMERCIAL SERVICES & SUPPLIES--3.0%
       108,550 CoStar Group Inc.*                                     4,000,068
       242,750 FTI  Consulting, Inc.*                                 5,010,360
       273,700 Gevity HR, Inc.                                        5,233,144
                                                                   -------------
                                                                     14,243,572
                                                                   -------------

               COMMUNICATION EQUIPMENT--2.9%
       637,950 Arris Group Inc.*                                      4,408,235
       287,200 NETGEAR, Inc.*                                         4,333,848
       651,500 Powerwave Technologies, Inc.*                          5,042,610
                                                                   -------------
                                                                     13,784,693
                                                                   -------------

               COMMUNICATION TECHNOLOGY--.8%
       231,500 Cox Radio Inc. Cl. A*                               $  3,891,514
                                                                   -------------

               COMPUTERS & PERIPHERALS--3.9%
       173,900 Applied Films Corporation*                             4,020,568
        90,250 Avid Technology, Inc.*                                 4,884,330
       840,000 Maxtor Corporation*                                    4,468,800
       481,200 Silicon Image, Inc.*                                   4,840,872
                                                                   -------------
                                                                     18,214,570
                                                                   -------------

               COMPUTER SERVICES--1.0%
       233,500 Open Solutions Inc.*                                   4,630,305
                                                                   -------------

               ELECTRIC AND ELECTRONIC EQUIPMENT--1.0%
        74,450 Roper Industries, Inc.                                 4,876,475
                                                                   -------------

               ENERGY--.7%
        72,300 Arch Coal, Inc.                                        3,109,622
                                                                   -------------

               ENERGY EQUIPMENT & SERVICES--2.8%
       189,200 Core Laboratories N.V.*                                4,856,764
       152,500 Lone Star Technologies, Inc.*                          6,013,075
       178,300 Pioneer Drilling Company*                              2,455,191
                                                                   -------------
                                                                     13,325,030
                                                                   -------------

               FINANCIAL INFORMATION SERVICES--1.1%
       184,300 GFI Group Inc.*                                        4,944,768
                                                                   -------------

               FINANCIAL SERVICES--.6%
       116,350 International  Securities Exchange, Inc.*              3,025,100
                                                                   -------------

               FOOD & STAPLES RETAILING--.8%
       129,000 Performance Food Group Co*                             3,570,720
                                                                   -------------

               FOOD PRODUCTS--.9%
        92,900 Ralcorp Holdings, Inc.*                                4,398,815
                                                                   -------------

               HEALTH CARE EQUIPMENT & SUPPLIES--3.5%
       218,900 ABIOMED, Inc.*                                         2,315,962
        73,000 Given Imaging Ltd.*                                    2,155,690
       191,700 Immucor, Inc.*                                         5,787,423
       140,200 Intuitive Surgical, Inc.*                              6,374,894
                                                                   -------------
                                                                     16,633,969
                                                                   -------------

               HEALTH CARE PROVIDERS & SERVICES--7.9%
       145,050 Psychiatric Solutions, Inc.*                           6,672,300
        98,100 Sierra Health Services, Inc*                           6,262,704
       130,800 Sunrise Senior  Living Inc.*                           6,356,880
       289,100 Symbion, Inc.*                                         6,178,067
       284,000 VCA Antech, Inc.*                                      5,745,320
       197,400 WellCare Health Plans Inc.*                            6,012,804
                                                                   -------------
                                                                     37,228,075
                                                                   -------------

               HOTELS, RESTAURANTS & LEISURE--2.3%
       221,162 Applebee's International, Inc.                         6,095,225
        89,200 Red Robin Gourmet Burgers Inc.*                        4,541,172
                                                                   -------------
                                                                     10,636,397
                                                                   -------------

               INFORMATION TECHNOLOGY SERVICES--2.3%
        96,150 Global Payments Inc.                                   6,200,714
       227,900 Kanbay International Inc.*                             4,662,834
                                                                   -------------
                                                                     10,863,548
                                                                   -------------

               INSURANCE--1.2%
       195,500 Platinum Underwriters Holdings, Inc.                $  5,806,350
                                                                   -------------

               INTERNET SOFTWARE & SERVICES--4.4%
       554,750 aQuantive, Inc.*                                       6,141,083
       159,000 Arbinet Holdings, Inc. *                               3,028,950
        38,675 Fastclick, Inc.*                                         464,100
        84,300 Netease.com Inc. ADR*#                                 4,064,102
       277,166 Openwave Systems, Inc.*                                3,378,654
       324,750 ValueClick, Inc.*                                      3,445,598
                                                                   -------------
                                                                     20,522,487
                                                                   -------------

               LEISURE EQUIPMENT & PRODUCTS--1.4%
       241,750 LIFE TIME FITNESS, Inc.*                               6,522,415
                                                                   -------------

               MACHINERY--4.1%
       127,400 Actuant Corporation Cl. A*                             5,722,808
        98,600 Gardner Denver Inc.*                                   3,895,686
       177,175 Joy Global Inc.                                        6,211,756
       102,200 Watts Water Technologies, Inc. Cl. A                   3,332,742
                                                                   -------------
                                                                     19,162,992
                                                                   -------------

               MEDIA--4.5%
       830,500 Harris Interactive Inc.*                               3,828,605
        99,490 Media General, Inc. Cl. A                              6,153,457
       631,900 Spanish Broadcasting System, Inc. Cl. A *              6,483,294
       384,950 World Wrestling Entertainment, Inc.                    4,619,400
                                                                   -------------
                                                                     21,084,756
                                                                   -------------
               MEDICAL TECHNOLOGY--.7%
       104,750 Syneron Medical Ltd.*                                  3,337,335
                                                                   -------------

               METALS & MINING--2.3%
       198,900 Alpha Natural Resources, Inc.*                         5,702,463
        72,650 Cleveland-Cliffs Inc.                                  5,294,006
                                                                   -------------
                                                                     10,996,469
                                                                   -------------
               OIL & GAS--4.8%
       949,600 Grey Wolf, Inc.*                                       6,248,368
       245,600 Range Resources Corporation                            5,737,216
       239,110 Todco Cl. A*                                           6,178,602
       113,200 Whiting Petroleum Corporation*                         4,616,296
                                                                   -------------
                                                                     22,780,482
                                                                   -------------
               PHARMACEUTICALS--1.4%
       252,100 Impax Laboratories, Inc.*                              4,033,600
        83,200 Pharmion Corp.*                                        2,412,800
                                                                   -------------
                                                                      6,446,400
                                                                   -------------
               ROAD & RAIL--1.2%
       170,100 Landstar Systems, Inc.*                                5,570,775
                                                                   -------------

               SEMICONDUCTOR CAPITAL EQUIPMENT--1.8%
       149,300 FormFactor Inc.*                                       3,380,152
       468,490 SiRF Technology Holdings, Inc.*                        5,228,348
                                                                   -------------
                                                                      8,608,500
                                                                   -------------

               SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT--3.1%
       108,500 ATMI, Inc.*                                            2,716,840
       273,200 Semtech Corporation*                                   4,882,084
       127,150 Sigmatel Incorporated*                                 4,759,225
       358,300 Skyworks Solutions, Inc.*                              2,275,205
                                                                   -------------
                                                                     14,633,354
                                                                   -------------

               SOFTWARE--4.2%
       118,350 Cerner Corporation*                                 $  6,214,559
       116,650 Fair Isaac Corporation                                 4,017,426
       126,850 Hyperion Solutions Corporation*                        5,595,353
       277,000 Quest Software, Inc. *                                 3,833,680
                                                                   -------------
                                                                     19,661,018
                                                                   -------------

               SPECIALTY RETAIL--4.5%
       142,500 AnnTaylor Stores Corporation*                          3,646,575
       101,350 Guitar Center, Inc.*                                   5,557,021
       193,000 Pacific Sunwear of California, Inc.*                   5,400,140
       175,400 PETCO Animal Supplies, Inc.*                           6,456,474
                                                                   -------------
                                                                     21,060,210
                                                                   -------------

               THRIFTS & MORTGAGE FINANCE--1.0%
       401,324 Bank Mutual  Corporation                               4,743,650
                                                                   -------------

               WIRELESS TELECOMMUNICATION SERVICES--1.9%
       174,800 InPhonic, Inc.*                                        3,970,582
       759,000 UbiquiTel Inc. *                                       5,085,300
                                                                   -------------
                                                                      9,055,882
                                                                   -------------

               TOTAL COMMON STOCKS (COST $390,298,957)              441,844,812
                                                                   -------------

PRINCIPAL
 AMOUNT        SHORT-TERM INVESTMENTS--6.0%
---------      U.S. GOVERNMENT OBLIGATIONS--6.0%
   $28,000,000 Federal Home Loan Banks, 2.36%, 4/1/05                28,000,000
                                                                   -------------

               SECURITIES HELD UNDER REPURCHASE AGREEMENTS
               Securities Held under Repurchase Agreement,
                  2.63%, 4/1/05, with Bear, Stearns & Co.
                  Inc., dtd 3/31/05, repurchase price
                  $126,451; collateralized by U.S. Treasury
                  Notes (par value 135,000 due 7/7/05)                  126,442
                                                                   -------------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $28,126,442)                                  28,126,442
                                                                   -------------
               TOTAL INVESTMENTS
                 (COST $418,425,399)(a)                     99.7%   469,971,254
               Other Assets in Excess of Liabilities         0.3      1,557,386
                                                           -----   -------------
               NET ASSETS                                  100.0%  $471,528,640
                                                           =====================

*    Non-income producing security.

#    American Depositary Receipts.

(a) At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $418,425,399 amounted to $51,545,855 which consisted of aggregate gross unrealized appreciation of $65,533,886 and aggregate gross unrealized depreciation of $13,988,031.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger American Fund

By /s/Dan C. Chung

Dan C. Chung

President

Date: April  21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung

Dan C. Chung

President

Date: April 21, 2005

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: April  21, 2005